BARON

FUNDS®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Supplement dated August 27, 2015

to Statement of Additional Information dated January 28, 2015

Effective August 27, 2015, Baron Opportunity Fund (the “Fund”) will be temporarily co-managed by Alex Umansky, portfolio manager of Baron Fifth Avenue Growth Fund and Baron Global Advantage Fund, and Neal Rosenberg and Ashim Mehra, senior research analysts on the Fund, while Michael Lippert, the Fund’s portfolio manager, recovers from a bicycle accident.

Effective August 27, 2015, the Statement of Additional Information of the Baron Funds® is modified as follows:

On page 3 of the Statement of Additional Information, the fifth sentence of the second paragraph under “Fund History” is deleted in its entirety and replaced with the following sentences: “Michael Lippert is the portfolio manager of Baron Opportunity Fund. Effective August 27, 2015, Baron Opportunity Fund will be temporarily co-managed by Alex Umansky, Neal Rosenberg and Ashim Mehra.”

On page 31 of the Statement of Additional Information, the following information under Portfolio Managers is deleted in its entirety:

Baron Opportunity Fund	Michael Lippert

and replaced with the following information:

Baron Opportunity Fund	Michael Lippert*

*	Effective August 27, 2015, Baron Opportunity Fund will be temporarily co-managed by Alex Umansky, portfolio manager of Baron Fifth Avenue Growth Fund and Baron Global Advantage Fund, and Neal Rosenberg and Ashim Mehra, senior research analysts on Baron Opportunity Fund, while Mr. Lippert recovers from a bicycle accident.

On page 32 of the Statement of Additional Information, the following information is inserted in the table under “Other Accounts Managed.”:

Neal Rosenberg	Registered Investment Companies	0	$0
	Other pooled investment vehicles	0	$0
	Other Accounts	6	$152

Ashim Mehra	Registered Investment Companies	0	$0
	Other pooled investment vehicles	0	$0
	Other Accounts	0	$0

On page 33 of the Statement of Additional Information, the first sentence of the second paragraph under “Compensation.” is deleted in its entirety and replaced with: “The compensation for Mssrs. Greenberg, Peck, Lippert, Umansky, Bieger, Gwirtzman, Rosenberg and Mehra includes a base salary and an annual bonus that is based, in part, on the amount of assets they manage, as well as their individual long-term investment performance, their overall contribution to the Firm and the Firm’s profitability.”

On page 33 of the Statement of Additional Information, the following information is inserted in the table under “Ownership of Portfolio Managers.”:

Neal Rosenberg	Baron Opportunity Fund	None

Ashim Mehra	Baron Opportunity Fund	$100,001-$500,000

On page 33 of the Statement of Additional Information, the following information in the table under “Ownership of Portfolio Managers.” is deleted in its entirety:

Alex Umansky	Baron Fifth Avenue Growth Fund	$100,001-$500,000

and replaced with the following information:

Alex Umansky	Baron Fifth Avenue Growth Fund	$100,001-$500,000
	Baron Opportunity Fund	None

This information supplements the Statement of Additional Information dated January 28, 2015. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.